Organization of the Company and Significant Accounting Policies: Property and Equipment Policy: Property and equipment estimated useful lives (Details)	12 Months Ended
Dec. 31, 2015
Software and Software Development Costs
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures
Property, Plant and Equipment, Useful Life	7 years